Description of the Plan (Details) - EBP 100 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Requisite service period	45 days
Participant contribution, maximum annual compensation, percentage	100.00%
Employer contribution, matching percentage	60.00%
Employer contribution, participant compensation matched, percentage	6.00%
Employer additional discretionary contribution, percentage	3.00%
Employer contribution annual vesting percentage	20.00%
Employer contributions vesting service period	5 years
Forfeited nonvested account, decrease from administrative expense	$ 33,270
Forfeited nonvested account	$ 39,686	$ 115,776
Investment transfer limit to the same investment	60 days
Note receivable from participant, minimum borrowing amount	$ 1,000
Note receivable from participant, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, maximum loan amount determination period	1 year
Note receivable from participant, general loan, maximum borrowing for principal residence, term	15 years
Participant loan, basis spread on variable rate	1.00%
Involuntary cash-out limit	$ 1,000
Minimum
EBP, Description of Plan [Line Items]
Note receivable from participant, general loan, borrowing term	1 year
Maximum
EBP, Description of Plan [Line Items]
Note receivable from participant, general loan, borrowing term	5 years